Directors' Emoluments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Salaries /Social Welfare [Abstract]
Salaries	$ 847,554	$ 749,173	$ 292,371
Social Welfare	1,006	960	982
Yan Keyan [Member]
Salaries /Social Welfare [Abstract]
Salaries	304,050	216,342	105,000
Social Welfare	1,006	960	982
Lixia Tu [Member]
Salaries /Social Welfare [Abstract]
Salaries	235,854	203,559	62,371
John Sano [Member]
Salaries /Social Welfare [Abstract]
Salaries	43,950	39,000	20,000
Themis Kalapotharakos [Member]
Salaries /Social Welfare [Abstract]
Salaries	87,900	97,500
Matthew Los [Member]
Salaries /Social Welfare [Abstract]
Salaries	87,900	97,500
Zhongmin Zhang [Member]
Salaries /Social Welfare [Abstract]
Salaries	43,950
Yuet Mei Chan [Member]
Salaries /Social Welfare [Abstract]
Salaries	$ 43,950